Subsequent Events	9 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 12. Subsequent Events

Between January 1, 2024 and the date of the filing of this Quarterly Report on Form 10-Q, the Company issued 201,319 shares of common stock in ATM offerings under the 2021 ATM Prospectus Supplement for net proceeds of approximately $0.2 million.